Description of Business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
Note 1 – Description of Business
The Beauty Health Company, formerly known as Vesper Healthcare Acquisition Corp. (the “Company” or “BeautyHealth”), was incorporated in Delaware on July 8, 2020. The Company was originally formed for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.
On May 4, 2021 (the “Closing Date”), the Company consummated the previously announced business combination pursuant to that certain Agreement and Plan of Merger, dated December 8, 2020 (the “Merger Agreement”), by and among Vesper Healthcare Acquisition Corp. (“Vesper”), Hydrate Merger Sub I, Inc. (“Merger Sub I”), Hydrate Merger Sub II, LLC (“Merger Sub II”), LCP Edge Intermediate, Inc., the indirect parent of Edge Systems LLC d/b/a The HydraFacial Company (“HydraFacial”), and LCP Edge Holdco, LLC (“LCP,” or “Former Parent,” and, in its capacity as the stockholders’ representative, the “Stockholders’ Representative”), which provided for: (a) the merger of Merger Sub I with and into HydraFacial, with HydraFacial continuing as the surviving corporation (the “First Merger”), and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the merger of HydraFacial with and into Merger Sub II, with Merger Sub II continuing as the surviving entity (the “Second Merger” and, together with the First Merger, the “Mergers” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”). As a result of the First Merger, the Company owns 100% of the outstanding common stock of HydraFacial and each share of common stock and preferred stock of HydraFacial has been cancelled and converted into the right to receive a portion of the consideration payable in connection with the Mergers. As a result of the Second Merger, the Company owns 100% of the outstanding interests in Merger Sub II. In connection with the closing of the Business Combination (the “Closing”), the Company owns, directly or indirectly, 100% of the stock of HydraFacial and its subsidiaries and the stockholders of HydraFacial as of immediately prior to the effective time of the First Merger (the “HydraFacial Stockholders”) hold a portion of the Company’s Class A Common Stock, par value $0.0001 per share (the “Class A Common Stock”).
In connection with the Closing, the Company changed its name from “Vesper Healthcare Acquisition Corp.” to “The Beauty Health Company.” Following the Closing, on May 6, 2021, the Company’s Class A Common Stock and publicly traded warrants were listed on the Nasdaq Capital Market (“Nasdaq”) under the symbols, “SKIN” and “SKINW”, respectively. The transactions set forth in the Merger Agreement constitute a “Business Combination” as contemplated by Vesper’s Second Amended and Restated Certificate of Incorporation.
Unless the context otherwise requires, in
this prospectus, the
“Company” refers to Vesper Healthcare Acquisition Corp. prior to the closing of the Business Combination and to the combined company and its subsidiaries following the Closing and “HydraFacial” refers to the business of LCP Edge Intermediate, Inc. and its subsidiaries prior to the Closing. References to “Vesper” refer to Vesper Healthcare Acquisition Corp. prior to the consummation of the Business Combination.
The Company is a category-creating beauty health company focused on bringing innovative products to market. The Company and its subsidiaries design, develop, manufacture, market, and sell a/esthetic technologies and products. The Company’s flagship brand, HydraFacial, is a non-invasive
and approachable beauty health platform and ecosystem. HydraFacial uses a unique delivery system to cleanse, extract, and hydrate with their patented hydradermabrasion technology and serums that are made with nourishing ingredients.
The
COVID-19
pandemic has had, and may continue to have adverse impacts on our business. As government authorities around the world continue to implement significant measures intended to control the spread of the virus and institute restrictions on commercial operations, while simultaneously implementing policies designed to reopen certain markets, we are working to ensure our compliance and maintain business continuity for essential operations. The extent to which the
COVID-19
pandemic impacts our business going forward will depend on numerous factors we cannot reliably predict, including the duration and scope of the pandemic; businesses and individuals’ actions in response to the pandemic; and the impact on economic activity including the possibility of recession or financial market instability.
During the year ended December 31, 2020, we took and may continue to take, actions to mitigate the impact of the
COVID-19
pandemic on our cash flow and results of operations and financial condition. Starting in April 2020, after the government mandated shutdowns, we experienced a significant decline in sales during the second quarter of 2020, and took certain corrective measures. Subsequent to the downturn experienced during the second quarter of 2020, our revenues increased, and we returned to having positive Adjusted EBITDA in the latter half of 2020. This trend continued into and throughout 2021. We successfully managed the variable portion of our cost structure to better align with revenue, which was significantly reduced during the downturn.